Organization and Principles of Consolidation	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1. ORGANIZATION AND PRINCIPLES OF CONSOLIDATION
The accompanying consolidated financial statements represent the consolidated results of Northwest Natural Gas Company (NW Natural or the Company) and all companies we directly or indirectly control, either through majority ownership or otherwise. Our regulated local gas distribution business, referred to as the utility segment, is our core operating business and serves residential, commercial, and industrial customers in Oregon and southwest Washington. The other category primarily includes the non-utility portion of our Mist gas storage facility that provides storage services for utilities, gas marketers, electric generators, and large industrial users from facilities located in Oregon. In addition, we have investments and other non-utility activities we aggregate and report as other.

Our core utility business assets and operating activities are largely included in the parent company, NW Natural. Our direct and indirect wholly-owned subsidiaries include NW Natural Energy, LLC (NWN Energy), NW Natural Gas Storage, LLC (NWN Gas Storage), Gill Ranch Storage, LLC (Gill Ranch), which is presented as discontinued operations, NNG Financial Corporation (NNG Financial), Northwest Energy Corporation (Energy Corp), Northwest Natural Water Company (NWN Water), FWC Merger Sub, Inc., and NWN Gas Reserves LLC (NWN Gas Reserves).

Investments in corporate joint ventures and partnerships we do not directly or indirectly control, and for which we are not the primary beneficiary, include NWN Financial's investment in Kelso-Beaver Pipeline and NWN Energy's investment in Trail West Holdings, LLC (TWH), which is accounted for under the equity method. NW Natural and its affiliated companies are collectively referred to herein as NW Natural. The consolidated financial statements are presented after elimination of all intercompany balances and transactions. In this report, the term “utility” is used to describe our regulated gas distribution business, and the term “non-utility” is used to describe the non-utility portion of our Mist gas storage facility and other non-utility investments and business activities.

Our notes to the consolidated financial statements reflect the activity of our continuing operations for all periods presented, unless otherwise noted. Note 4 and Note 16 provide information regarding our reportable segments and discontinued operations, respectively.

Certain prior year balances in our consolidated financial statements and notes have been reclassified to conform with the current presentation. These reclassifications had no effect on our prior year’s consolidated results of operations, financial condition, or cash flows.